Consolidated Statements of Equity (Unaudited) - USD ($)	Total	Total Stockholders’ Equity	Common Stock	Additional Paid-In Capital	Cumulative Distributions	Accumulated (Deficit) Earnings	Accumulated Other Comprehensive Loss	Non- controlling Interests	Griffin Capital Essential Asset REIT, Inc. [Member]	Griffin Capital Essential Asset REIT, Inc. [Member] Total Stockholders’ Equity	Griffin Capital Essential Asset REIT, Inc. [Member] Common Stock	Griffin Capital Essential Asset REIT, Inc. [Member] Additional Paid-In Capital	Griffin Capital Essential Asset REIT, Inc. [Member] Cumulative Distributions	Griffin Capital Essential Asset REIT, Inc. [Member] Accumulated (Deficit) Earnings	Griffin Capital Essential Asset REIT, Inc. [Member] Accumulated Other Comprehensive Loss	Griffin Capital Essential Asset REIT, Inc. [Member] Non- controlling Interests
BALANCE at Dec. 31, 2014	$ 9,479,000	$ 9,340,000	$ 11,000	$ 9,838,000	$ (72,000)	$ (437,000)	$ 0	$ 139,000	$ 990,985,000	$ 973,507,000	$ 1,326,000	$ 1,128,318,000	$ (104,429,000)	$ (51,285,000)	$ (423,000)	$ 17,478,000
BALANCE (in shares) at Dec. 31, 2014			1,133,773								129,763,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for SOR Merger									433,667,000	433,667,000	$ 42,000	433,625,000
Issuance of common stock for SOR Merger (shares)											41,764,968
Adjustment to par value									0	0	$ (1,217,000)	1,217,000
Adjustments to redemption value of redeemable noncontrolling interest									(10,473,000)	(10,473,000)		(10,473,000)
Gross proceeds from issuance of common stock	268,973,000	268,973,000	$ 16,000	268,957,000
Gross proceeds from issuance of common stock (shares)			26,897,208
Discount on issuance of common stock	(997,000)	(997,000)		(997,000)
Deferred equity compensation									12,000	12,000		12,000
Deferred equity compensation (in shares)											667
Distributions to common stockholders	(3,173,000)	(3,173,000)			(3,173,000)				(55,045,000)	(55,045,000)			(55,045,000)
Issuance of shares for distribution reinvestment plan			$ 2,000	4,535,000	(4,537,000)				52,557,000		$ 28,000	52,529,000	(52,557,000)
Issuance of shares for distribution reinvestment plan (in shares)			477,638								5,053,669
Issuance of stock dividend (in shares)			47,551
Issuance of stock dividend				476,000	(476,000)
Repurchase of common stock									(13,819,000)	(13,819,000)	$ (4,000)	(13,815,000)
Repurchase of common stock (in shares)											(1,397,801)
Additions to noncontrolling interests subject to redemption	(375,000)	(375,000)			(375,000)
Distributions to noncontrolling interests								(11,000)	(3,150,000)							(3,150,000)
Issuance of limited partnership units									7,282,000							7,282,000
Distributions to noncontrolling interests subject to redemption									(10,000)							(10,000)
Offering costs on preferred shares	(27,514,000)	(27,514,000)		(27,514,000)					(62,000)	(62,000)		(62,000)
Additions to common stock subject to redemption	(4,538,000)	(4,538,000)		(4,538,000)					(35,232,000)	(35,232,000)		(35,232,000)
Noncontrolling Interest, Increase for Offering Costs and Distributions to Noncontrolling Interest Holders	364,000	375,000			375,000			(11,000)	5,380,000	5,380,000		5,380,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges	(17,277,000)	(17,247,000)				(17,247,000)		(30,000)
Net income									(3,888,000)	(3,750,000)				(3,750,000)		(138,000)
Other comprehensive income									(6,560,000)	(6,416,000)					(6,416,000)	(144,000)
BALANCE at Dec. 31, 2015	224,942,000	224,844,000	$ 29,000	250,757,000	(8,258,000)	(17,684,000)	0	98,000	1,309,087,000	1,287,769,000	$ 175,000	1,561,499,000	(212,031,000)	(55,035,000)	(6,839,000)	21,318,000
BALANCE (in shares) at Dec. 31, 2015			28,556,170								175,184,519
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	406,463,000	406,463,000	$ 40,000	406,423,000
Gross proceeds from issuance of common stock (shares)			40,700,406
Discount on issuance of common stock	(696,000)	(696,000)		(696,000)
Deferred equity compensation									18,000	18,000		18,000
Deferred equity compensation (in shares)											1,333
Distributions to common stockholders	(12,479,000)	(12,479,000)			(12,479,000)				(69,624,000)	(69,624,000)			(69,624,000)
Issuance of shares for distribution reinvestment plan			$ 2,000	15,157,000	(15,159,000)				52,174,000		$ 5,000	52,169,000	(52,174,000)
Issuance of shares for distribution reinvestment plan (in shares)			1,599,355								5,011,974
Issuance of stock dividend (in shares)			251,158
Issuance of stock dividend				2,510,000	(2,510,000)
Repurchase of common stock									(41,443,000)	(41,443,000)	$ (4,000)	(41,439,000)
Repurchase of common stock (in shares)											(4,164,955)
Repurchase of common stock	(1,627,000)	(1,627,000)		(1,627,000)
Repurchase of common stock (in shares)			(167,442)
Distributions to noncontrolling interests	(11,000)							(11,000)	(4,124,000)							(4,124,000)
Issuance of limited partnership units									11,941,000							11,941,000
Distributions to noncontrolling interests subject to redemption									(11,000)							(11,000)
Offering costs on preferred shares	(43,340,000)	(43,340,000)		(43,340,000)
Additions to common stock subject to redemption	(13,531,000)	(13,531,000)		(13,531,000)					(10,731,000)	(10,731,000)		(10,731,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges	(6,107,000)	(6,104,000)				(6,104,000)		(3,000)
Net income									26,197,000	25,285,000				25,285,000		912,000
Other comprehensive income	841,000	841,000					841,000		2,274,000	2,196,000					2,196,000	78,000
BALANCE at Dec. 31, 2016	$ 554,455,000	554,371,000	$ 71,000	615,653,000	(38,406,000)	(23,788,000)	841,000	84,000	$ 1,223,584,000	1,193,470,000	$ 176,000	1,561,516,000	(333,829,000)	(29,750,000)	(4,643,000)	30,114,000
BALANCE (in shares) at Dec. 31, 2016	70,939,647		70,939,647						176,032,871		176,032,871
BALANCE at Dec. 31, 2015	$ 224,942,000	224,844,000	$ 29,000	250,757,000	(8,258,000)	(17,684,000)	0	98,000	$ 1,309,087,000	1,287,769,000	$ 175,000	1,561,499,000	(212,031,000)	(55,035,000)	(6,839,000)	21,318,000
BALANCE (in shares) at Dec. 31, 2015			28,556,170								175,184,519
BALANCE at Dec. 31, 2017	$ 562,544,000	562,468,000	$ 76,000	656,705,000	(82,590,000)	(12,672,000)	949,000	76,000	$ 1,251,811,000	1,220,706,000	$ 171,000	1,561,694,000	(454,526,000)	110,907,000	2,460,000	31,105,000
BALANCE (in shares) at Dec. 31, 2017	77,175,283		77,175,283						170,906,111		170,906,111
BALANCE at Dec. 31, 2016	$ 554,455,000	554,371,000	$ 71,000	615,653,000	(38,406,000)	(23,788,000)	841,000	84,000	$ 1,223,584,000	1,193,470,000	$ 176,000	1,561,516,000	(333,829,000)	(29,750,000)	(4,643,000)	30,114,000
BALANCE (in shares) at Dec. 31, 2016	70,939,647		70,939,647						176,032,871		176,032,871
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	$ 41,826,000	41,826,000	$ 4,000	41,822,000
Gross proceeds from issuance of common stock (shares)			4,205,673
Discount on issuance of common stock	(16,000)	(16,000)		(16,000)
Deferred equity compensation									$ 173,000	173,000		173,000
Deferred equity compensation (in shares)											13,000
Distributions to common stockholders	(19,427,000)	(19,427,000)			(19,427,000)				(71,156,000)	(71,156,000)			(71,156,000)
Issuance of shares for distribution reinvestment plan		0	$ 2,000	22,206,000	(22,208,000)				49,541,000	0	$ 5,000	49,536,000	(49,541,000)
Issuance of shares for distribution reinvestment plan (in shares)			2,358,188								4,791,485
Issuance of stock dividend (in shares)			269,774
Issuance of stock dividend	0	0	$ 0	2,549,000	(2,549,000)
Repurchase of common stock									(98,906,000)	(98,906,000)	$ (10,000)	(98,896,000)
Repurchase of common stock (in shares)											(9,931,245)
Stock-based compensation	292,000	292,000		292,000
Stock-based compensation (in shares)			25,500
Repurchase of common stock	(5,742,000)	(5,742,000)	$ (1,000)	(5,741,000)
Repurchase of common stock (in shares)			(623,499)
Reduction of common stock subject to redemption									49,365,000	49,365,000		49,365,000
Issuance of limited partnership units								0
Distributions to noncontrolling interests	(11,000)							(11,000)	(4,369,000)	0						(4,369,000)
Issuance of limited partnership units																0
Distributions to noncontrolling interests subject to redemption									(13,000)	0						(13,000)
Offering costs on preferred shares	(3,593,000)	(3,593,000)		(3,593,000)
Additions to common stock subject to redemption	(16,467,000)	(16,467,000)		(16,467,000)					49,365,000	49,365,000		49,365,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges	11,119,000	11,116,000				11,116,000		3,000
Net income									145,777,000	140,657,000				140,657,000		5,120,000
Other comprehensive income	108,000	108,000					108,000		7,356,000	7,103,000					7,103,000	253,000
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest								0
BALANCE at Dec. 31, 2017	$ 562,544,000	562,468,000	$ 76,000	656,705,000	(82,590,000)	(12,672,000)	949,000	76,000	$ 1,251,811,000	1,220,706,000	$ 171,000	1,561,694,000	(454,526,000)	110,907,000	2,460,000	31,105,000
BALANCE (in shares) at Dec. 31, 2017	77,175,283		77,175,283						170,906,111		170,906,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gross proceeds from issuance of common stock	$ 7,430,000	7,430,000	$ 1,000	7,429,000
Gross proceeds from issuance of common stock (shares)			762,537
Changes in redeemable common stock	(5,292,000)	(5,292,000)		(5,292,000)
Discount on issuance of common stock	(1,000)	(1,000)		(1,000)
Deferred equity compensation									$ 37,000	37,000		37,000
Deferred equity compensation (in shares)											7,667
Distributions to common stockholders	(15,498,000)	(15,498,000)			(15,498,000)				(53,720,000)	(53,720,000)			(53,720,000)
Issuance of shares for distribution reinvestment plan	0	0	$ 2,000	16,420,000	(16,422,000)				33,667,000	0	$ 3,000	33,664,000	(33,667,000)
Issuance of shares for distribution reinvestment plan (in shares)			1,712,265								3,353,277
Issuance of stock dividend (in shares)			2
Repurchase of common stock									(76,912,000)	(76,912,000)	$ (8,000)	(76,904,000)
Repurchase of common stock (in shares)											(8,013,521)
Stock-based compensation	44,000	44,000		44,000
Stock-based compensation (in shares)			10,500
Repurchase of common stock	(18,900,000)	(18,900,000)	$ (2,000)	(18,898,000)
Repurchase of common stock (in shares)			(2,000,321)
Reduction of common stock subject to redemption									43,245,000	43,245,000		43,245,000
Issuance of limited partnership units	1,185,000							1,185,000
Distributions to noncontrolling interests	(50,000)							(50,000)	(3,267,000)							(3,267,000)
Distributions to noncontrolling interests subject to redemption									(10,000)							(10,000)
Offering costs on preferred shares	(1,129,000)	(1,129,000)		(1,129,000)					(4,727,000)	(4,727,000)		(4,727,000)
Additions to common stock subject to redemption	2,478,000	2,478,000		2,478,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Distributions to Redeemable Preferred Units, and Preferred Unit Redemption Charges	(431,000)	(430,000)				(430,000)		(1,000)
Net income									17,275,000	16,604,000				16,604,000		671,000
Other comprehensive income	(641,000)	(639,000)					(639,000)	(2,000)	7,500,000	7,276,000				0	7,276,000	224,000
BALANCE at Sep. 30, 2018	$ 531,739,000	$ 530,531,000	$ 77,000	$ 657,756,000	$ (114,510,000)	$ (13,102,000)	$ 310,000	$ 1,208,000	$ 1,181,232,000	$ 1,152,509,000	$ 166,000	$ 1,557,009,000	$ (541,913,000)	$ 127,511,000	$ 9,736,000	$ 28,723,000
BALANCE (in shares) at Sep. 30, 2018	77,660,266		77,660,266						166,253,534		166,253,534